united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico 00918__

(Address of principal executive offices) (Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-869-4262

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

DGI Balanced Fund

Annual Report
June 30, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

June 30, 2023

Dear Shareholders:

We are pleased to update you on the developments of the DGI Balanced Fund (the “Fund”) for the fiscal year ended June 30, 2023 (this “Period”). The Fund continues to seek long -term positive returns for its shareholders. It has done so by participating in equity markets while attempting to limit volatility of the Fund’s net asset value by investing a significant portion of the portfolio in fixed income securities.

The financial markets saw significant market volatility during this Period. Short- term interest rates rose significantly during this Period, as the Federal Reserve raised their target rates in an effort to reduce inflation, which resulted in bonds underperforming. Long-term interest rates also increased to levels not seen for many years. Equity markets weakened in the first part of this Period based on fears of an economic recession. Equity markets began to improve in October of 2022 and continued to show positive returns through the end of this Period.

During this Period, the Fund had a total return of 1.32%. This positive return lagged the returns of the major equity indices because of the negative returns of the Fund’s fixed income holdings for this Period. The Fund’s emphasis on financial stocks during this Period was also detrimental to returns.

The investment outlook for the markets is clouded somewhat by uncertainty from rising interest rates and economic volatility, but in the opinion of the Fund’s investment adviser the long-term economic outlook is positive. Participation in equity investments over time has historically been important when seeking to achieve returns that maintain and grow the real value of savings. The Fund’s strategy seeks to provide participation in that potential growth while attempting to cushion the risk of possible equity market declines with a significant position in fixed income securities.

We thank you for your continued investment in the Fund.

Sincerely,

DGI Balanced Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

	One Year	Since Inception (a)
DGI Balanced Fund - Class P Shares	1.32%	(4.32)%
DGI Balanced Fund - Class T Shares	1.32%	(4.32)%
DGI Balanced Fund - Class NT Shares	1.32%	(4.32)%
Blended Benchmark Index (67% Bloomberg U.S. Aggregate Bond Index /33% S&P 500 Total Return Index)	5.70%	(1.57)%
Bloomberg U.S. Aggregate Bond Index **	(0.94)%	(4.98)%
S&P 500 Total Return Index ***	19.59%	4.95%

(a)	Inception date is May 23, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio for each share class is 1.48% per the Fund’s Prospectus dated October 28, 2022. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities (agency and non-agency). Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of Change in Value of a $10,000 Investment

Since Inception May 23, 2021 through June 30, 2023

Holdings by Type of Investment	% of Net Assets
U.S. Government Agencies	42.6%
Exchange Traded Funds	38.8%
Common Stocks	11.3%
Short-Term Investment	6.5%
Collateralized Mortgage Obligations	0.0%
Other Assets Less Liabilities	0.8%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments that follows in this annual report for a detail of the Fund’s holdings.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 11.3%
	BANKING - 11.3%
685,000	First BanCorporation	$8,370,700
420,000	Popular, Inc.	25,418,400
	TOTAL COMMON STOCKS (Cost $22,633,542)	33,789,100

	EXCHANGE-TRADED FUNDS — 38.8%
	EQUITY - 38.8%
139,300	iShares MSCI EAFE ETF	10,099,250
160,000	iShares MSCI Emerging Markets ETF	6,329,600
156,000	iShares Russell 2000 ETF	29,214,120
113,400	SPDR S&P 500 ETF Trust	50,267,952
30,500	SPDR S&P China ETF	2,249,985
201,000	Vanguard FTSE Emerging Markets ETF	8,176,680
156,000	Vanguard MSCI Europe ETF	9,625,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,731,333)	115,962,787

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
893,035	Federal National Mortgage Association Series 2011-M1 X (b),(c)	US0001M + 6.000%	0.8500	07/25/38	68,172
984	Lehman Brothers Grantor Trust Series 1933-3 E (d)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,581)				68,172

	U.S. GOVERNMENT & AGENCIES — 42.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.7%(e)
269,624	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	272,474
13,317	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	13,335

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.7%(e) (Continued)
23,725	Federal Home Loan Mortgage Corporation Series D79168	8.0000	02/01/27	$23,713
573,641	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	550,189
50,820	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	51,997
148,237	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	146,542
180,728	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	184,628
4,287,981	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	3,808,497
				5,051,375
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.8%(e)
5,364	Federal National Mortgage Association Series 426650	6.5000	03/01/24	5,483
20,584	Federal National Mortgage Association Series 426648	7.0000	04/01/24	20,528
7,695	Federal National Mortgage Association Series 426646	8.0000	10/01/24	7,677
6,276	Federal National Mortgage Association Series 426645	8.5000	10/01/24	6,260
65,710	Federal National Mortgage Association Series 426651	6.5000	03/01/26	67,168
9,757	Federal National Mortgage Association Series 511569	8.5000	07/01/26	9,732
120,197	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	116,714
17,378	Federal National Mortgage Association Series 367023	7.5000	11/01/26	17,322
196,685	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	190,406
26,012	Federal National Mortgage Association Series 367025	8.0000	12/01/26	25,968
571,401	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	549,178
78,167	Federal National Mortgage Association Series 426649	7.0000	02/01/27	78,015
234,149	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	226,511
8,697	Federal National Mortgage Association Series 374925	7.5000	03/01/27	8,669
407,559	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	391,347
291,681	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	279,299
8,611	Federal National Mortgage Association Series 426647	7.5000	06/01/27	8,586
1,130,224	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	1,075,797
455,941	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	439,877
885,307	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	838,296
100,153	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	95,344
1,068,953	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	1,017,211
568,749	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	542,467
411,673	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	392,524
686,549	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	654,790
61,430	Federal National Mortgage Association Series 488061	7.0000	04/01/29	61,534

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.8%(e) (Continued)
622,256	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	$593,513
1,517,735	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,447,636
1,285,922	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	1,226,469
1,274,274	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,215,327
816,484	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	778,750
87,623	Federal National Mortgage Association Series 504137	7.5000	07/01/29	87,595
66,476	Federal National Mortgage Association Series 504148	7.5000	08/01/29	66,433
636,531	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	607,085
35,604	Federal National Mortgage Association Series 523120	7.0000	01/01/30	35,236
708,988	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	676,145
16,438	Federal National Mortgage Association Series 523123	7.5000	02/01/30	16,385
160,737	Federal National Mortgage Association Series 567014	6.5000	03/01/31	164,392
697,958	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	657,661
156,675	Federal National Mortgage Association Series 573448	6.5000	04/01/31	160,233
750,129	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	706,790
1,044,886	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	969,151
441,537	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	416,020
732,214	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	689,896
715,576	Federal National Mortgage Association Series 695394	5.0000	06/01/33	721,456
210,257	Federal National Mortgage Association Series 850040	6.5000	06/01/36	215,579
1,612,576	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,469,279
91,681	Federal National Mortgage Association Series 931180	5.5000	04/01/39	91,390
467,056	Federal National Mortgage Association Series 953131	4.5000	09/01/39	461,070
2,376,368	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,285,982
1,479,124	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,415,136
1,553,152	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,486,121
785,016	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	708,904
562,988	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	505,260
4,456,928	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,991,266
1,466,811	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,313,555
				32,306,418
	FEDERAL MORTGAGE OBLIGATION 0.0%(a)
2,338	R&G Federal Mortgage Trust Series 1993-1 (d)	—	08/25/23	—

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 30.1%
3,847	Government National Mortgage Association Series 406062	7.5000	01/15/25	$3,842
4,174	Government National Mortgage Association Series 406065	7.5000	01/15/25	4,168
7,770	Government National Mortgage Association Series 439194	7.5000	08/15/25	7,759
33,643	Government National Mortgage Association Series 425509	8.0000	09/15/25	33,702
82,509	Government National Mortgage Association Series 705899	3.5000	01/15/26	80,042
11,546	Government National Mortgage Association Series 385183	7.5000	01/15/26	11,530
21,052	Government National Mortgage Association Series 5127	4.0000	07/20/26	20,015
245,374	Government National Mortgage Association Series 711631	3.5000	02/15/27	233,351
55,390	Government National Mortgage Association Series 5310	3.5000	02/20/27	51,630
360,407	Government National Mortgage Association Series 705941	3.0000	04/15/27	345,770
184,826	Government National Mortgage Association Series 711651	3.5000	05/15/27	175,716
743,570	Government National Mortgage Association Series 740018	3.5000	07/15/27	716,004
337,932	Government National Mortgage Association Series 705951	2.5000	08/15/27	320,492
701,371	Government National Mortgage Association Series 744440	3.5000	10/15/27	674,892
254,530	Government National Mortgage Association Series 705956	2.5000	11/15/27	240,946
27,440	Government National Mortgage Association Series 711707	2.5000	01/15/28	26,047
202,083	Government National Mortgage Association Series 767026	2.5000	02/15/28	191,533
289,413	Government National Mortgage Association Series 721979	2.5000	03/15/28	273,241
351,542	Government National Mortgage Association Series 722012	3.0000	09/15/28	334,552
298,877	Government National Mortgage Association Series 722016	2.5000	12/15/28	281,559
357,733	Government National Mortgage Association Series 722033	3.0000	06/15/29	340,443
42,796	Government National Mortgage Association Series 626932	3.0000	04/15/30	39,976
93,402	Government National Mortgage Association Series 548539	6.0000	10/15/31	94,519
347,140	Government National Mortgage Association Series 635142	3.0000	11/20/31	324,412
106,813	Government National Mortgage Association Series 636427	6.0000	11/15/34	108,167
100,224	Government National Mortgage Association Series 636567	6.0000	07/15/35	101,506
63,418	Government National Mortgage Association Series 643754	6.0000	10/15/35	64,177
167,871	Government National Mortgage Association Series 592885	6.0000	05/15/36	170,019
1,789,106	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,878,242
1,348,076	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,266,465
611,761	Government National Mortgage Association Series 767055	3.0000	05/15/38	557,713
648,116	Government National Mortgage Association Series 767066	3.0000	06/15/38	590,863
2,100,349	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,978,806
714,080	Government National Mortgage Association Series 678638	4.5000	08/15/39	701,561

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 30.1% (Continued)
551,339	Government National Mortgage Association Series 678639	5.0000	08/15/39	$554,061
1,703,317	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,684,166
124,673	Government National Mortgage Association Series 719894	4.5000	09/15/39	122,694
991,361	Government National Mortgage Association Series 678642	5.0000	09/15/39	1,000,170
572,629	Government National Mortgage Association Series 678645	4.5000	10/15/39	566,190
437,950	Government National Mortgage Association Series 678646	5.0000	10/15/39	438,816
502,691	Government National Mortgage Association Series 678643	5.5000	11/15/39	515,526
361,327	Government National Mortgage Association Series 678660	5.0000	03/15/40	362,041
416,867	Government National Mortgage Association Series 722009	3.5000	07/15/40	392,422
1,643,506	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,599,695
364,378	Government National Mortgage Association Series 705894	4.5000	11/15/40	358,593
512,392	Government National Mortgage Association Series 705937	4.0000	01/15/42	498,734
1,808,020	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,706,765
48,095	Government National Mortgage Association Series 5302	3.5000	02/20/42	44,103
1,972,421	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,822,201
1,768,833	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,612,379
1,831,519	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,669,551
1,605,890	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,516,355
929,202	Government National Mortgage Association Series 722008	3.0000	08/15/43	844,713
1,146,244	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,082,046
664,158	Government National Mortgage Association Series 722011	4.0000	08/15/43	646,446
2,168,055	Government National Mortgage Association Series 722013	3.5000	09/15/43	2,047,160
634,172	Government National Mortgage Association Series 722020	3.0000	12/15/43	572,317
1,868,332	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,763,685
3,531,360	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,334,426
2,063,466	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,948,396
2,641,591	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,493,751
1,914,558	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,715,785
2,735,268	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,466,232
8,190,573	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,223,260
5,260,908	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,743,629
2,876,146	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,593,196
2,337,125	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,107,212
1,403,962	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,265,845

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 30.1% (Continued)
1,691,119	Government National Mortgage Association Series 635133	3.0000	10/20/46	$1,491,328
2,197,582	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,981,956
1,044,706	Government National Mortgage Association Series 635153	3.0000	12/20/46	936,763
2,006,413	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,801,497
2,220,780	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,958,367
560,798	Government National Mortgage Association Series BC3027	3.0000	03/15/48	505,622
2,128,820	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,908,787
3,207,986	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,037,037
2,708,944	Government National Mortgage Association Series BG 5690	4.0000	09/15/48	2,601,510
991,959	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	928,522
794,862	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	739,126
2,783,356	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,669,470
1,943,647	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,864,120
1,154,493	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	1,073,532
1,021,827	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	948,128
				90,001,986
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $138,305,346)			127,359,779

Shares				Fair Value
	SHORT-TERM INVESTMENT — 6.5%
	MONEY MARKET FUND - 6.5%
19,477,543	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.00% (Cost $19,477,543)(f)			19,477,543

	TOTAL INVESTMENTS - 99.2% (Cost $286,205,345)			$296,657,381
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			2,454,068
	NET ASSETS - 100.0%			$299,111,449

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

US0001M	ICE LIBOR USD 1 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2023.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $0 or 0.0% of net assets.

(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023

ASSETS
Investment securities:
At cost	$286,205,345
At value	$296,657,381
Subscription receivable	6,752
Reclaims receivable	1,722,290
Interest receivable	849,667
Receivable for securities sold	67,990
Prepaid expenses & other assets	320,323
TOTAL ASSETS	299,624,403

LIABILITIES
Due to custodian	69,731
Redemptions Payable	45,804
Advisory fees payable	228,554
Transfer agency fees payable	55,178
Administration fees payable	46,902
Trustees fees payable	3,006
Accrued expenses and other liabilities	63,779
TOTAL LIABILITIES	512,954
NET ASSETS	$299,111,449

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$285,631,853
Accumulated earnings	13,479,596
NET ASSETS	$299,111,449

Net Asset Value Per Share:
Class P Shares
Net Assets	$182,443,407
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,645,554
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.34

Class T Shares
Net Assets	$97,828,480
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,461,890
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.34

Class NT Shares
Net Assets	$18,839,562
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,822,135
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.34

See accompanying notes to financials.

DGI Balanced Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2023

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $108,840)	$4,004,544
Interest	4,517,008
TOTAL INVESTMENT INCOME	8,521,552

EXPENSES
Investment advisory fees	2,888,603
Transfer agent fees	395,664
Administrative services fees	298,773
Legal fees	255,533
Trustees fees and expenses	69,210
Printing and postage expenses	53,243
Compliance officer fees	35,848
Audit and tax fees	27,327
Other expenses	18,689
Insurance fees	12,942
Custodian fees	3,175
TOTAL EXPENSES	4,059,007

Reversal of Prior Year’s Tax Expense*	(445,825)

NET EXPENSES	3,613,182
NET INVESTMENT INCOME	4,908,370

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on:
Investments	(1,504,349)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,504,349)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,404,021

*	Pursuant to a closing agreement with the Puerto Rico Treasury Department, the Fund was not required to pay the tax expense accrued during the fiscal year ended June 30, 2022.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2023	2022
FROM OPERATIONS
Net investment income	$4,908,370	$2,550,014
Net realized loss from investments	—	(2,064)
Net change in unrealized depreciation on investments	(1,504,349)	(41,353,426)
Net increase/(decrease) in net assets resulting from operations	3,404,021	(38,805,476)

DISTRIBUTIONS
Distributions to shareholders
Class P Shares	(2,259,828)	(921,638)
Class T Shares	(1,214,725)	(507,716)
Class NT Shares	(235,855)	(99,027)
From distributions to shareholders	(3,710,408)	(1,528,381)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class P Shares	6,107,787	7,220,111
Class T Shares	311,471	555,901
Class NT Shares	51,152	117,748
Net asset value of shares issued in reinvestment of distributions:
Class T Shares	1,656,916	—
Payments for shares redeemed:
Class P Shares	(24,565,890)	(17,946,771)
Class T Shares	(12,669,645)	(9,118,818)
Class NT Shares	(2,380,849)	(1,717,810)
Net decrease in net assets from shares of beneficial interest	(31,489,058)	(20,889,639)

TOTAL DECREASE IN NET ASSETS	(31,795,445)	(61,223,496)

NET ASSETS
Beginning of year	330,906,894	392,130,390
End of year	$299,111,449	$330,906,894

SHARE ACTIVITY
Class P Shares:
Shares Sold	602,763	649,098
Shares Redeemed	(2,421,930)	(1,598,158)
Net decrease in shares of beneficial interest outstanding	(1,819,167)	(949,060)

Class T Shares:
Shares Sold	31,046	48,282
Shares Reinvested	169,766	—
Shares Redeemed	(1,247,203)	(808,866)
Net decrease in shares of beneficial interest outstanding	(1,046,391)	(760,584)

Class NT Shares:
Shares sold	5,081	10,131
Shares redeemed	(233,502)	(152,630)
Net decrease in shares of beneficial interest outstanding	(228,421)	(142,499)

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class P Shares
	Year Ended		Year Ended	Period* Ended
	June 30,		June 30,	June 30,
	2023		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.28)	0.02
Total from investment operations	0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$10.34		$10.33	$11.58
Total return (3)	1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$182,443		$201,136	$236,301
Ratio of expenses to average net assets (4)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	2%		3%	0	% (7)

*	The DGI Balanced Fund commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class T Shares
	Year Ended		Year Ended	Period* Ended
	June 30,		June 30,	June 30,
	2023		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.28)	0.02
Total from investment operations	0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$10.34		$10.33	$11.58
Total return (3)	1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$97,828		$108,581	$130,443
Ratio of expenses to average net assets (4)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	2%		3%	0	% (7)

*	The DGI Balanced Fund commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class NT Shares
	Year Ended		Year Ended	Period* Ended
	June 30,		June 30,	June 30,
	2023		2022	2021
Net asset value, beginning of year/period	$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.28)	0.02
Total from investment operations	0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.12)		(0.05)	—
Total distributions	(0.12)		(0.05)	—
Net asset value, end of year/period	$10.34		$10.33	$11.58
Total return (3)	1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$18,840		$21,189	$25,386
Ratio of expenses to average net assets (4)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	2%		3%	0	% (7)

*	The DGI Balanced Fund commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class P, Class T, and Class NT shares. The Fund also offers Class A, Class C, and Class I shares, which are not yet available for purchase. The Fund commenced investment operations on May 23, 2021. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Each class of shares will represent interests in the same portfolio of investments of the Fund and are identical in all respects to each other class of the Fund, except as set forth in the Fund’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”) . Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3		Total
U.S. Government & Agencies	$—	$127,359,779	$—		$127,359,779
Collateralized Mortgage Obligations	—	68,172	—	^	68,172
Exchange Traded Funds	115,962,787	—	—		115,962,787
Common Stocks	33,789,100	—	—		33,789,100
Money Market Fund	19,477,543	—	—		19,477,543
Total	$169,229,430	$127,427,951	$—		$296,657,381

*	Refer to the Schedule of Investments for classification.

^	For the year ended June 30, 2023, the investments were valued in accordance with procedures approved by the Board of Trustees. The investments do not have a material impact on the net assets of the Fund and, therefore, disclosure of unobservable inputs used in formulating the valuations are not presented.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Collateralized
Mortgage
Obligations
Beginning Balance	$283,360
Securities received in reorganization	—
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	(283,360)
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$—

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions - The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended June 30, 2023, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $- and $226,362, respectively. For the year ended June 30, 2023, the aggregate purchases and sales of U.S. Government securities were $4,578,639 and $16,364,371, respectively.

The Fund is subject to the risks of investing in equity securities. Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The Fund may invest in smaller companies, which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. The Fund may also invest in large-cap stocks, which as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. The Fund may also invest in investment companies and exchange- traded funds (“ETFs”), which may not achieve their investment objectives or execute their investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares.

The Fund may also invest in mortgage- and asset-backed securities, which are subject to credit and interest rate risks, as well as extension and prepayment risks. Rising interest rates tend to extend the duration of mortgage -related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. Moreover, to the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

depend on the rate at which principal prepayments are made on the underlying mortgage loans. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The Fund may also invest in debt securities, which are subject to similar risks. For instance, increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund may invest in corporate debt securities, which are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. Furthermore, issuers of fixed -income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase.

The Fund may invest in U.S. government obligations, which have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

To the extent that the Fund invests a significant portion of its assets in the Commonwealth of Puerto Rico (the “Puerto Rico”), the Fund is more susceptible to factors adversely affecting Puerto Rico. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its instrumentalities have entered debt-restructuring proceedings under Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). However, Puerto Rico has begun to implement the plan of adjustment approved on January 18, 2022 in the court-supervised debt-restructuring process under Title III of PROMESA, setting the stage for its exit from bankruptcy. Puerto Rico is also susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has declined over the past decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Overall, the value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust, a separately identifiable division of Oriental Bank, the “Adviser”, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $2,888,603 in advisory fees for the year ended June 30, 2023.

Effective June 30, 2023, Northern Lights Distributors, LLC, (the “Distributor”) is the distributor for the Fund. Prior to June 30, 2023, the distributor of the Fund was Oriental Financial Services LLC.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund did not distribute 90% of its income to shareholders for the taxable year June 30, 2021 and therefore recorded a tax expense of $445,825 during the fiscal year ended June 30, 2022. During the fiscal year ended June 30, 2023, it was determined that the Fund was not responsible for this tax expense and the accrual was reversed.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6.	TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal years ended June 30, 2023 and June 30, 2022, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2023	June 30, 2022
Odinary Income	$3,710,408	$1,528,381
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total	$3,710,408	$1,528,381

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2023
Net investment income per statement of operations	$3,404,021
Reclassification of realized loss on securities’ paydown for tax purposes	284,623
Distributable net investment income for tax purposes	$3,688,644

Net realized gain (loss) on investments per statement of operations	$—
Reclassification of realized loss on securities’ paydown for tax purposes	(284,623)
Net realized loss on investments for tax purposes	$(284,623)

The undistributed net investment income and accumulated net realized loss on investments (tax basis) at June 30, 2023, was as follows:

2023
Undistributed net investment income, beginning of the year	$2,597,377
Net investment income for the year	3,688,644
Distributions	(3,710,408)
Undistributed net investment income, end of the year	$2,575,613

Accumulated net realized loss on investments and future contracts, beginning of the year	$(767,779)
Net realized loss on investments for the year, tax basis	(284,623)
Distributions	—
end of the year, tax basis	$(1,052,402)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of June 30, 2023, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.6% of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DGI Balanced Fund and Board of Trustees of DGI Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DGI Balanced Fund, a series of shares of beneficial interest in DGI Investment Trust (the “Fund”) as of June 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations, the changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the year ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

DGI Balanced Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the DGI Balanced Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
		Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	1/1/2023	6/30/2023	1/1/23-6/30/23	6/30/2023	1/1/23-6/30/23

Class P*	1.21%	$1,000.00	$1,041.30	$6.12	$1,018.79	$6.06
Class T*	1.21%	$1,000.00	$1,041.30	$6.12	$1,018.79	$6.06
Class NT*	1.21%	$1,000.00	$1,041.30	$6.12	$1,018.79	$6.06

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the full half-year period).

DGI Balanced Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2023

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Fund’s investment adviser to serve as Liquidity Program Administrator (the “LPA”). The LPA is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the June 13, 2023 Board meeting and covered the period from April 1, 2022 through March 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. During the Review Period, the Fund held more than 99.9% of its assets in highly liquid investments and the Fund was not required to establish a highly liquid investment minimum. The Report concluded that the Liquidity Program is reasonably designed to prevent violations of the Liquidity Rule and has been effectively implemented.

DGI Balanced Fund
TRUSTEES AND OFFICERS (Unaudited)
June 30, 2023

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, elects the officers of the Trust (“Officers”), who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current trustees of the Trust (“Trustees”) and Officers, their years of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

The address of each Trustee and Officer, with the exception of Lynn Bowley, Maggie Bull and James Colantino, is: DGI Investment Trust c/o Oriental Trust, 254 Muñoz Rivera Avenue, 10th Floor, San Juan, Puerto Rico 00918. The address of Lynn Bowley is: 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022; the address of Maggie Bull is: 2 Easton Oval, Suite 300, Columbus, OH 43219; and the address of James Colantino is 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request. Shareholders may call 1-787-620-0000 to request the SAI.

DGI Balanced Fund
TRUSTEES AND OFFICERS (Unaudited)(Continued)
June 30, 2023

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee During Past Five Years
Independent Trustees of the Trust[1]
Iván C. López Morales (1966)	Trustee	Since May 2021	Senior Vice President of Assurant Inc. (insurance company) 2017 -2021; Chief Executive Officer of Lopez Consulting since December 2020; President of ESOPO Corporation (real estate company) since August 2005	1	Caribbean American Life Assurance Company (subsidiary of Assurant Inc.) 1997 -2021; Caribbean American Property Insurance Company (subsidiary of Assurant Inc.) 1997- 2021; Director of various other, non-public subsidiaries of Assurant Inc. until May 2021.

Joshua Aaron Sigmon (1981)	Trustee	Trustee since May 2021	Principal of MHR Fund Management LLC (private equity firm) since September 2018; Head of Special Opportunities of Axar Capital LP (investment firm) from September 2016 to September 2018; Managing Director of Fortress Investment Group LLC (credit fund) from March 2015 to July 2016.	1	Planet Financial Group, LLC (mortgage servicer) since October 2019; Momental Investments LLC (investment firm) since October 2019; SCPG HoldCo (pharmacy company) since September 2019; Terra Capital Partners (asset manager) from July 2017 to December 2018.

Independent Trustees of the Trust[1]

Carlos A. González[2,3] (1951)	Chair of the Board, Trustee and Portfolio Manager since January 2021	Since January 2021	Consultant with OFG Bancorp* (bank holding company) since September 1998.	1	Scenic Hudson (non-profit land trust) since October 2009; USIC Group (private holding company) since 2001; Empresas Caparra (private family real estate business) since January 1995.

DGI Balanced Fund
TRUSTEES AND OFFICERS (Unaudited)(Continued)
June 30, 2023

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee During Past Five Years
Interested Trustee of the Trust
Carlos A. González[2,3] (1951)	Chair of the Board, Trustee and Portfolio Manager	Since January 2021	Consultant with OFG Bancorp* (bank holding company) since September 1998.	1	Scenic Hudson (non- profit land trust) since October 2009; USIC Group (private holding company) since 2001; Empresas Caparra (private family real estate business) since January 1995.

Officers of the Trust

José R. Fernández Martínez (1963)	President, Principal Executive Officer and Chief Executive Officer	Since May 2021	President, Chief Executive Officer, and Vice Chairman of the Board of OFG Bancorp* and Oriental Bank* (commercial bank) since 2004; President of Oriental Insurance LLC* (insurance company) since 2004; Chairman of Oriental Pension Consultants* (retirement plan administrator) since 2004; President and Chief Executive Officer of Oriental International Bank, Inc.* (international bank) since 2004; President of OFG Ventures LLC* (private investment company) since 2019.	N/A	N/A

Maritza Arizmendi Diaz (1968)	Principal Financial Officer, Chief Financial Officer and Treasurer	Since May 2021	Chief Financial Officer of OFG Bancorp* and Oriental Bank* since March 2017; Director of Oriental International Bank, Inc.* since June 2020; Chief Financial Officer and Treasurer of OFG Ventures LLC* since June 2020.	N/A	N/A

Hugh González Robison[3] (1979)	Chief Legal Officer, General Counsel and Secretary	Since May 2021	General Counsel at OFG Bancorp* and Oriental Bank* since January 2021; Secretary of Oriental Financial Services LLC* since 2017; Assistant Secretary of OFG Bancorp* and Oriental Bank* since 2014; Secretary of OFG USA LLC* (commercial lender) since 2017; Secretary of OFG Ventures LLC* since 2019; Deputy General Counsel at Oriental Bank* from July 2012 to December 2020.	N/A	N/A

N. Lynn Bowley (1958)	Chief Compliance Officer	Since May 2021	Senior Vice President and Senior Compliance Officer of Northern Lights Compliance Services, LLC since January 2007.	N/A	N/A

Luana Santos (1975)	Anti- Money Laundering Compliance Officer	Since May 2021	Vice President, BSA/AML Compliance Officer of Oriental Bank* since July 2017; Vice President, Assistant BSA/AML Compliance Officer of Oriental Bank* from September 2015 to July 2017.	N/A	N/A

Maggie Bull (1965)	Assistant Secretary	Since May 2021	Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC (“Ultimus”) since August 2022; Vice President, Senior Legal Counsel, Ultimus from February 2020 to July 2022; Senior Attorney of Ultimus Fund Solutions, LLC June 2017- January 2020; Legal Counsel of Meeder Investment Management from January 2011 to September 2016; Chief Compliance Officer of Meeder Funds from March 2011 to September 2016.	N/A	N/A

James Colantino (1969)	Assistant Treasurer	Since May 2021	Senior Vice President-Fund Administration of Gemini Fund Services, LLC since 2012.	N/A	N/A

1	The trustees of the Trust who are not “interested persons” of the Trust as defined under section 2(a)(19) of the 1940 Act (independent trustees).

2	Mr. González is an “interested person” of the Trust as defined by the 1940 Act because he is an affiliated person of the adviser.

3	Mr. González is the uncle of Hugh González Robison, the Fund’s General Counsel and Secretary.

*	Denotes an affiliate of the Fund.

DGI Balanced Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Board Approval of Investment Advisory Agreement

At a meeting held on March 7, 2023 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of DGI Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) for an additional one-year period between the Trust, on behalf of the DGI Balanced Fund (the “Fund”), and Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Adviser”). The Board noted that the Adviser would be the Trust Department of Oriental Bank, which is a wholly owned subsidiary of OFG Bancorp (“OFG”), a publicly traded financial holding company.

Prior to making this approval, the Board considered the materials and presentations related to the Advisory Agreement provided by the Adviser, which included the qualifications of Oriental Trust to serve as investment adviser to the Fund and other information requested by the Independent Trustees in advance of, and at, the Meeting. Additionally, the Trustees received assistance and advice from counsel to the Trust and the Independent Trustees (“Counsel”) regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement, including the specific duties imposed on the Board under the 1940 Act. The Independent Trustees also met separately with Counsel.

The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered in concluding that the fee payable to the Adviser was supported by the services that are provided to the Fund under the Advisory Agreement and approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of the Services; Fund Performance

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Board reviewed, among other items, certain background materials supplied by the Adviser, including its Form ADV.

The Board reviewed and considered the Adviser’s history as an asset manager, its performance and the amount of assets currently under management by the Adviser, and reviewed the qualifications, background and responsibilities of the portfolio manager who is responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objective, policies and restrictions of the Fund. The Board also considered the Adviser’s experience and expertise with respect to Puerto Rico investment vehicles and in providing investment management services catering to Puerto Rico residents. The Board also reviewed accompanying compliance-related materials with respect to the Trust, that they received reports on these services and compliance issues from Trust officers and the Adviser periodically throughout the year.

The Board then reviewed the performance information for the Fund over various periods since the inception of the Fund on May 23, 2021. The Board reviewed the one -month, three- month, six-month, and year-to-date performance for the periods ended December 31, 2022. The Board noted that the Fund had slightly underperformed its benchmark the DGI Blended Benchmark (67% Bloomberg Barclays US Aggregate Bond Index/33% S&P 500 Total Return Index) for each of the periods, with the exception of the year-to-date performance in which it slightly outperformed its benchmark. The Board also reviewed the Fund’s performance against a peer universe of funds provided by Morningstar in the “Allocation Funds – 30-50% Equity” category (the “Peer Universe”), noting that the Fund underperformed the average and median performance of the Peer Universe for the 1-year period. The Board also considered the annualized total returns for the predecessor fund. In connection with their review, the Board noted the

DGI Balanced Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

challenging market environment and the Adviser’s explanation that the Fund’s performance was generally in line with expectations given the risk profile of the Fund and the investment restrictions associated with conversion of the predecessor fund (organized as a collective investment vehicle under Puerto Rico regulations) into a 1940 Act-registered fund.

Taking into account the totality of the information considered, the Board concluded that the nature, extent and quality of services rendered by the Adviser to the Trust supported the renewal of the Advisory Agreement.

Adviser’s Costs and Profitability

The Board reviewed the profitability analysis provided by the Adviser. In that regard, the Board was provided with information regarding the gross advisory fee received by the Adviser, as well as the extent to which internal OFG expenses are allocated in connection with such analysis. The Board was also provided with the audited financial statements of Oriental Bank and the Annual Report for its financial holding company OFG. The Board noted that both Oriental Bank and OFG are considered well capitalized under bank regulatory frameworks supervised by the Federal Deposit Insurance Corporation and the Federal Reserve Bank of New York. The Board concluded that the Adviser’s profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale; Breakpoints

The Board next considered the impact of economies of scale on the Fund’s size and whether the advisory fee level reflects those economies of scale for the benefit of the Fund’s investors. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

Comparative Fees and Expenses

The Board reviewed the comparative Peer Universe expense information provided by the Adviser. The Board reviewed the management fees for the peer group average, peer group median, and the highest in the peer group. It noted that, although the fee payable to the Adviser is higher than the median and average of the Fund’s peer group and falls within the twenty-fifth percentile of comparable funds, it is significantly lower than the highest fee in such peer group. The Board acknowledged that the Fund differs from its peer group due to the unique issues of being organized as a Puerto Rican fund subject to the Puerto Rico tax regime. The Board also considered the nature and structure of other funds in the Peer Universe, noting the Adviser’s explanation that certain funds did not charge advisory fees at the fund level given their allocation structure.

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the Agreement and concluded that the investment advisory fee structure provided for in the Agreement was fair and reasonable.

DGI Balanced Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended June 30, 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended June 30, 2022, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On March 7, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2023.

During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 7, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DGIPR-AR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ivan C. Lopez Morales is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Lopez is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $17,500

2022 - $17,500

2021 - $10,000

(b)	Audit-Related Fees

2023 – N/A

2022 – N/A

2021 – N/A

(c)	Tax Fees

2023 – N/A

2022 – N/A

2021 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - $0

2022 - $0

2021 - $0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2021   2022    2023

Audit-Related Fees:        0.00% 0.00% 0.00%

Tax Fees:                       0.00% 0.00% 0.00%

All Other Fees:               0.00% 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $0

2022 - $0

2021 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 8/31/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 8/31/23

By (Signature and Title)

/s/ Maritza Arizmendi Diaz

Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date 8/31/23